34) Insurance technical provisions and pension plans (Details 5) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Guarantees for the technical provisions
Total technical provisions	[1]	R$ 279,465,384	R$ 268,302,691
(-) Commercialization surcharge - extended warranty			(10,051)
(-) Portion corresponding to contracted reinsurance		(34,731)	(122,472)
(-) Premiums receivables		(1,502,349)	(1,166,691)
(-) Unearned premium provision - Health and dental insurance	[2]	(1,656,290)	(1,527,337)
(-) Provisions from DPVAT agreements			(558,021)
(-) Other
Technical provisions to be covered		276,272,014	264,918,119
Investment fund quotas (VGBL and PGBL)	[3]	211,617,915	210,044,616
Investment fund quotas (excluding VGBL and PGBL)		33,833,181	32,167,160
Government securities		43,342,015	35,749,127
Private securities		113,694	172,446
Total assets guarantee portfolio	[4]	288,906,805	278,133,349
Non-Life and Health [member]
Guarantees for the technical provisions
Total technical provisions	[5],[6]	18,558,050	16,443,893
(-) Commercialization surcharge - extended warranty			(10,051)
(-) Portion corresponding to contracted reinsurance		(21,617)	(110,759)
(-) Premiums receivables		(1,502,349)	(1,166,691)
(-) Unearned premium provision - Health and dental insurance	[2]	(1,656,290)	(1,527,337)
(-) Provisions from DPVAT agreements			(558,021)
(-) Other
Technical provisions to be covered		15,377,794	13,071,034
Investment fund quotas (VGBL and PGBL)	[3]
Investment fund quotas (excluding VGBL and PGBL)		4,367,527	4,477,721
Government securities		13,470,796	11,326,945
Private securities		34,580	34,403
Total assets guarantee portfolio	[4]	17,872,903	15,839,069
Life and Pension [member]
Guarantees for the technical provisions
Total technical provisions	[6],[7]	260,907,334	251,858,798
(-) Commercialization surcharge - extended warranty
(-) Portion corresponding to contracted reinsurance		(13,114)	(11,713)
(-) Premiums receivables
(-) Unearned premium provision - Health and dental insurance	[2]
(-) Provisions from DPVAT agreements
(-) Other
Technical provisions to be covered		260,894,220	251,847,085
Investment fund quotas (VGBL and PGBL)	[3]	211,617,915	210,044,616
Investment fund quotas (excluding VGBL and PGBL)		29,465,654	27,689,439
Government securities		29,871,219	24,422,182
Private securities		79,114	138,043
Total assets guarantee portfolio	[4]	R$ 271,033,902	R$ 262,294,280

[1]	Demand and savings deposits and technical provisions for insurance and pension plans comprising VGBL and PGBL products are classified as up to 30 days, without considering average historical turnover;
[2]	Deduction provided for in Article 4 of ANS Normative Resolution No. 392/15;
[3]	The investment funds "VGBL" and "PGBL" were consolidated in the financial statements;
[4]	These guarantor assets may be settled only to cover the liabilities to which they are related;
[5]	"Other technical provisions" - Insurance includes substantially the Provision for Insufficient Premiums (PIP) of R$3,044,169 thousand;
[6]	It includes the Provision for unearned Provision for unearned premiums for risks not yet issued (PPNG-RVNE) in the amount of R$172,706 thousand, of which R$132,078 thousand for Insurance and R$40,628 thousand for Life and Pension Plans;
[7]	The "Other technical provisions" line of Life and Pension Plan substantially includes "Provision for redemptions and other amounts to be settled" in the amount of R$2,822,392 thousand, "Provision of related expenses" of R$633,768 thousand, "Complementary Provision for Coverage (PCC)" in the amount of R$3,161,509 thousand and" Other technical provisions" of R$1,305,127 thousand;